Nature of Business	6 Months Ended
Jun. 30, 2020
Nature of Business
Nature of Business

NOTE 1 – Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”), is incorporated in the United Kingdom. The Company is a clinical-stage biopharmaceutical company focused on developing inhibitors of acute and chronic inflammation, specifically the complement system, the eicosanoid or leukotriene system and the bioamine system for the treatment of rare and orphan diseases.

The Company's activities since inception have consisted of performing research and development activities and raising capital. As of June 30, 2020, the Company has an accumulated deficit of $155,611,155 and cash of $12,746,266. On June 30, 2020, the Company entered into a securities purchase agreement (the "2020 Purchase Agreement") with Aspire Capital Fund, LLC ("Aspire Capital") which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $30.0 million of the Company's ADSs over the 30-month term of the Purchase Agreement (See Note 4). As of June 30, 2020, $30,000,000 remains available under the facility.

On September 26, 2018, the Company also entered into a securities purchase agreement (the “2018 Purchase Agreement” and together with the 2020 Purchase Agreement, the “Purchase Agreements”) with Aspire Capital which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of the Company’s ADSs over the 30‑month term of the 2018 Purchase Agreement (See Note 4). As of June 30, 2020, $371,621 remains available under the facility.

The Company believes its current capital resources are sufficient to support its operations through February 2021 without giving effect to the sale of additional shares to Aspire Capital under the Purchase Agreements. The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with the outbreak of coronavirus, risks associated with clinical trials of products, dependence on third-party collaborators for research operations, need for regulatory approval of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies. In addition, the Company is subject to risks related to an SEC investigation and the coronavirus outbreak.

For the three and six months ended June 30, 2020, the Company reported a net loss of $8,316,655 and $11,701,717, respectively, expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities or there is not a favorable resolution of the SEC investigation it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales of commercial product. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.

The global outbreak of the novel strain of COVID-19, also known as coronavirus, and public health epidemics can adversely impact the Company's business as a result of disruptions, such as travel bans, quarantines, and interruptions to access the trial sites and supply chains, which could result in material delays and complications with respect to our research and development programs and clinical trials. Moreover, as a result of coronavirus, there is a general unease of conducting unnecessary activities in medical centers. As a consequence, the Company's ongoing trials have been halted or disrupted. It is too early to assess the full impact of the coronavirus outbreak on trials for nomacopan, but coronavirus may affect our ability to complete recruitment in the original timeframe. For example, the Phase I/II clinical trial in patients with AKC study has been halted and the Company expects that recruitment in the Phase III clinical trial in pediatric patients with HSCT-TMA will be delayed until the fourth quarter of 2020. The extent to which the coronavirus impacts operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and continued severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally could adversely impact the Company's operations and workforce, including research and clinical trials and the ability to raise capital, could affect the operations of key governmental agencies, such as the FDA, which may delay the development of the Company's product candidates, and could result in the inability of suppliers to deliver components or raw materials on a timely basis or at all, each of which in turn could have an adverse impact on the Company's business, financial condition and results of operation.